Subsidiary Guarantor Information - Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Supplemental information [line items]
Total revenues		$ 1,525,814,753	$ 1,669,517,127	$ 1,716,241,677
Services income	$ 150,332	2,700,973	3,155,779	3,695,941
Total revenues	85,074,929	1,528,515,726	1,672,672,906	1,719,937,618
(Impairment) of wells, pipelines, properties, plant and equipment			(53,477,580)	(28,797,518)
Cost of sales	70,158,736	1,260,520,966	1,435,463,287	1,380,673,789
Gross income (loss)	14,466,614	259,917,311	183,732,039	310,466,311
Total general expenses			187,286,010	182,795,440
Impairment losses on trade receivables from customers	(719,775)	(12,931,983)	(15,438,558)	(3,113,324)
Other income (loss), net			3,002,657	(1,606,181)
Operating income (loss)	1,903,232	34,194,780	(15,989,872)	122,951,366
Financing cost, net			(170,826,297)	(133,288,778)
Foreign exchange (loss) income , net			(304,452,236)	238,079,042
Profit sharing in associates	40,090	720,290	961,649	409,315
(Loss) income before duties, taxes and other	(4,505,538)	(80,949,676)	(490,306,756)	228,150,945
Total taxes, duties and other			290,281,198	219,999,281
Net (loss) income	(4,545,376)	(81,665,432)	(780,587,954)	8,151,664
Total other comprehensive results	(13,117,500)	(235,678,193)	293,281,978	(58,923,372)
Total comprehensive (loss) income	$ (17,662,876)	$ (317,343,625)	(487,305,976)	(50,771,708)
Eliminations
Supplemental information [line items]
Total revenues			(1,421,408,105)	(1,390,763,266)
Services income			(166,825,100)	(220,121,042)
Total revenues			(1,588,233,205)	(1,610,884,308)
Cost of sales			(1,545,084,823)	(1,509,793,447)
Gross income (loss)			(43,148,382)	(101,090,861)
Total general expenses			(43,180,542)	(101,039,204)
Other income (loss), net			(5,083)	55,023
Operating income (loss)			27,077	3,366
Financing cost, net			(27,077)	(3,367)
Profit sharing in associates			734,623,610	(103,529,823)
(Loss) income before duties, taxes and other			734,623,610	(103,529,824)
Net (loss) income			734,623,610	(103,529,824)
Total comprehensive (loss) income			734,623,610	(103,529,824)
Petróleos Mexicanos
Supplemental information [line items]
Services income			48,983,059	96,620,468
Total revenues			48,983,059	96,620,468
Cost of sales			1,249,656	1,269,012
Gross income (loss)			47,733,403	95,351,456
Total general expenses			86,642,971	83,593,406
Impairment losses on trade receivables from customers				(6)
Other income (loss), net			905,600	757,110
Operating income (loss)			(38,003,968)	12,515,154
Financing cost, net			(11,365,789)	(64,364,068)
Foreign exchange (loss) income , net			39,427,764	(11,196,911)
Profit sharing in associates			(716,122,380)	68,641,910
(Loss) income before duties, taxes and other			(726,064,373)	5,596,085
Total taxes, duties and other			54,351,481	(2,510,630)
Net (loss) income			(780,415,854)	8,106,715
Total other comprehensive results			42,909,584	(1,088,673)
Total comprehensive (loss) income			(737,506,270)	7,018,042
Subsidiary guarantors
Supplemental information [line items]
Total revenues			1,843,991,945	1,929,682,164
Services income			96,205,153	103,803,336
Total revenues			1,940,197,098	2,033,485,500
(Impairment) of wells, pipelines, properties, plant and equipment			(53,439,595)	(28,534,696)
Cost of sales			1,729,785,149	1,726,608,659
Gross income (loss)			156,972,354	278,342,145
Total general expenses			129,848,759	186,961,537
Impairment losses on trade receivables from customers			708,397	(3,092,408)
Other income (loss), net			294,218	(3,324,062)
Operating income (loss)			28,126,210	84,964,138
Financing cost, net			(152,348,831)	(63,037,727)
Foreign exchange (loss) income , net			(338,726,253)	244,756,587
Profit sharing in associates			(4,327,032)	72,937
(Loss) income before duties, taxes and other			(467,275,906)	266,755,935
Total taxes, duties and other			231,791,066	220,521,837
Net (loss) income			(699,066,972)	46,234,098
Total other comprehensive results			160,029,505	(3,989,701)
Total comprehensive (loss) income			(539,037,467)	42,244,397
Non-guarantor subsidiaries
Supplemental information [line items]
Total revenues			1,246,933,287	1,177,322,779
Services income			24,792,667	23,393,179
Total revenues			1,271,725,954	1,200,715,958
(Impairment) of wells, pipelines, properties, plant and equipment			(37,985)	(262,822)
Cost of sales			1,249,513,305	1,162,589,565
Gross income (loss)			22,174,664	37,863,571
Total general expenses			13,974,822	13,279,701
Impairment losses on trade receivables from customers			(16,146,955)	(20,910)
Other income (loss), net			1,807,922	905,748
Operating income (loss)			(6,139,191)	25,468,708
Financing cost, net			(7,084,600)	(5,883,616)
Foreign exchange (loss) income , net			(5,153,747)	4,519,366
Profit sharing in associates			(13,212,549)	35,224,291
(Loss) income before duties, taxes and other			(31,590,087)	59,328,749
Total taxes, duties and other			4,138,651	1,988,074
Net (loss) income			(35,728,738)	57,340,675
Total other comprehensive results			90,342,889	(53,844,998)
Total comprehensive (loss) income			$ 54,614,151	$ 3,495,677